Note 13 - Financial Instruments - Contractual Maturities of Undiscounted Cash Flows of Financial Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable and Accrued Liabilities, Maturity Less Than 3 Months	$ 828,737	$ 734,431
Accounts payable and accrued liabilities, Maturity 3 to 6 Months
Accounts payable and accrued liabilities, Maturity 6 to 9 Months
Accounts payable and accrued liabilities, Maturity 9 to 12 Months
Accounts payable and accrued liabilities, Maturity Greater Than 1 Year
Accounts payable and accrued liabilities	828,737	734,431
Shareholder's loan payable, Maturity Less Than 3 Months		6,726
Shareholder's loan payable, Maturity 3 to 6 Months
Shareholder's loan payable, Maturity 6 to 9 Months
Shareholder's loan payable, Maturity 9 to 12 Months
Shareholder's loan payable, Maturity Greater Than 1 Year
Shareholder's loan payable		6,726
Contractual Financial Liabilities, Maturity Less Than 3 Months	828,737	741,157
Contractual Financial Liabilities, Maturity 3 to 6 Months
Contractual Financial Liabilities, Maturity 6 to 9 Months
Contractual Financial Liabilities, Maturity 9 to 12 Months
Contractual Financial Liabilities, Maturity Greater Than 1 Year
Contractual Financial Liabilities	$ 828,737	$ 741,157